ACQUISITIONS AND DIVESTITURES - 2023 ACQUISITIONS - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 12, 2023	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021
Business Acquisition [Line Items]
Period of availability in business	40 years
Acquisition cash paid			$ (3,499)	$ 684,266	$ 401,506
Transaction costs for investment banking services						$ 10,700
Revenues			5,490,777	5,007,603	4,887,013
Net Income (Loss)			356,516	$ 129,133	$ (296,625)
Long-term operating and finance lease liabilities			245,288
EGH [Member]
Business Acquisition [Line Items]
Cash consideration	$ 8,400,000	$ 15,600
Acquisition cash paid		$ 4,600
EGH [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares issued		396,917
Value of shares issued for acquisition		$ 11,000
World Wrestling Entertainment [Member]
Business Acquisition [Line Items]
Consideration as replacement awards	49,300
Transaction costs for investment banking services	$ 88,800
Acquired finite-lived intangible assets, weighted average useful life	20 years 3 months 18 days
Revenues			382,800
Net Income (Loss)			73,300
Finance lease right of use assets			257,400
Long-term operating and finance lease liabilities			$ 255,900
World Wrestling Entertainment [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares issued	83,161,123
Value of shares issued for acquisition	$ 8,000,000
Acquisition cash paid	$ 321,000
OPCO[Member]
Business Acquisition [Line Items]
Economic interest in an operating subsidiary	51.00%
Economic ownership interest	49.00%
TKO Group Holdings Inc [Member]
Business Acquisition [Line Items]
Controlling non-economic voting interest	51.00%
Voting interest	49.00%
Economic ownership interest	100.00%